Employee benefits	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of employee benefits [text block]
Note 17

Employee benefits

17.1

Provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Current
Profit sharing and bonuses	16,387	20,085
Total	16 ,387	20,085
Non-current
Profit sharing and bonuses	8,026	8,831
Severance indemnity payments	27,814	28,233
Total	35, 840	37,064

17.2

Policies on defined benefit plan

This policy is applied to all benefits received for services provided by the Company's employees.
Short-term benefits for active employees are represented by salaries, social welfare benefits, paid time off, sickness and other types of leave, profit sharing and incentives and non-monetary benefits; e.g., healthcare service, housing, subsidized or free goods or services. These will be paid in a term which does not exceed twelve months.

The Company only provides compensation and benefits to active employees, with the exemption of SQM North America. (see Note 17.4)

The Company maintains incentive programs for its employees based on their personal performance, the Company’s performance and other short-term and long-term indicators.

For each incentive bonus delivered to the Company’s employees, there will be a disbursement in the first quarter of the following year and this will be calculated based on profit for the period at the end of each period applying a factor obtained subsequent to each employee’s appraisal process.

Employee benefits include retention bonuses for the Company’s executives, which are linked to the Company’s share price and are paid in cash.

Staff severance indemnities are agreed and payable based on the final salary, calculated in accordance with each year of service to the Company, with certain maximum limits in respect of either the number of years or in monetary terms. In general, this benefit is payable when the employee or worker ceases to provide his/her services to the Company and there are a number of different circumstances through which a person can be eligible for it, as indicated in the respective agreements; e.g., retirement, dismissal, voluntary retirement, incapacity or disability, death, etc.

Law No. 19,728 published on May 14, 2001 which became effective on October 1, 2002 required Compulsory Unemployment Insurance in favor of all dependent employees regulated by the Chilean Labor Code, Article 5 of this law established that this insurance is paid through monthly contribution payments by both the employee and the employer.

17.3

Other long-term benefits

The other long-term benefits relate to staff severance indemnities and are recorded at their actuarial value a nd an executive compensation plan (see Note 17.6).

The actuarial assessment method has been used to calculate the Company’s obligations with respect to staff severance indemnities, which relate to defined benefit plans consisting of days of remuneration per year served at the time of retirement under conditions agreed in the respective agreements established between the Company and its employees.

Under this benefit plan, the Company retains the obligation to pay staff severance indemnities related to retirement, without establishing a separate fund with specific assets, which is referred to as not funded. The discount interest rate of expected flows to be used was 3.68%.

(a)	Benefit payment conditions

The staff severance indemnity benefit relates to remuneration days for years worked for the Company without a limit being imposed in regard of amount of salary or years of service. It applies when employees cease to work for the Company because they are made redundant or in the event of their death. This benefit is applicable up to a maximum age of 65 for men and 60 for women, which are the usual retirement ages according to the Chilean pensions system as established in Decree Law 3,500 of 1980.

(b)

Methodology

The Company’s benefits obligation under IAS 19, Projected Benefit Obligation (PBO) is determined as follows:

To determine the Company's total liability, we used computer software to develop a mathematical simulation model using the data for each individual employee.

This model considered months as discrete time, i.e., the Company determined the age of each person and his/her salary on a monthly basis according to the growth rate. This information on each person was simulated from the beginning of his/her employment contract or when he/she started earning benefits up to the month in which he/she reaches normal retirement age, generating in each period the possible retirement according to the Company’s turnover rate and the mortality rate according to the age reached. When he/she reaches the retirement age, the employee finishes his/her service for the Company and receives a retirement indemnity.

The methodology followed to determine the accrual for all the employees covered by agreements took account of the turnover rates and the mortality rate RV-2014 established by the CMF to calculate pension-related life insurance reserves in Chile according to the Accumulated Benefit Valuation or Accrued Cost of Benefit Method. This methodology is established in IAS 19 on “Retirement Benefit Costs”.

17.4

Post-employment benefit obligations

Our subsidiary SQM NA, together with its employees established a pension plan until 2002 called the “SQM North America Retirement Income Plan”. This obligation is calculated measuring the expected future forecast staff severance indemnity obligation using a net salary gradual rate of restatements for inflation, mortality and turnover assumptions, discounting the resulting amounts at present value using the interest rate defined by the authorities.

Since 2003, SQM North America offers to its employees benefits related to pension plans based on the 401-K system, which do not generate obligations for the Company.

Reconciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Changes in the benefit obligation	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	8,657	8,755	8,185
Service cost	-	-	2
Interest cost	336	319	359
Actuarial loss	984	63	556
Benefits paid	(391)	(480)	(347)
Total	9,586	8,657	8,755

Reconciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Changes in the plan assets	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the beginning of the year	8,404	8,751	7,404
Actual return (loss) in plan assets	741	133	1,694
Benefits paid	(391)	(480)	(347)
Fair value of plan assets at the end of the year	8,754	8,404	8,751
Financing status	(832)	(253)	(4)

Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(2,614)	(2,614)	(3,432)
Amortization during the year	242	160	219
Net estimated gain or loss occurred during the year	(854)	(568)	599
Adjustment to recognize the minimum pension obligation	(3,226)	(3,022)	(2,614)

Service cost or benefits received during the year	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	-	-	2
Interest cost in benefit obligation	336	319	359
Actual return in plan assets	741	133	1,694
Amortization of prior year losses	242	160	219
Net gain during the year	(854)	(568)	599
Net periodic pension expense	(33)	(159)	41

17.5 Staff severance indemnities

As of December 31, 2019 and 2018, severance indemnities calculated at the actuarial value are as follows:

Classes of benefits and expenses by employee	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Opening balance	(28,233)	(27,445)	(22,532)
Current cost of service	(2,880)	(1,529)	(934)
Interest cost	(1,661)	(1,658)	(1,488)
Actuarial gain/loss	(2,514)	(1,617)	(1,144)
Exchange rate difference	2,475	2,710	(2,284)
Benefits paid during the year	4,999	1,306	937
Total	(27,814)	(28,233)	(27,445)

(a)

Actuarial assumptions

The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	3.68%	4.64%	5.114%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

(b)

Sensitivity analysis of assumptions

As of December 31, 2019 and 2018, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2019	Effect + 100 basis points	Effect + 100 basis points
	ThUS$	ThUS$
Discount rate	(1,796)	2,021
Employee turnover rate	(236)	263

Sensitivity analysis as of December 31, 2018	Effect + 100 basis points	Effect + 100 basis points
	ThUS$	ThUS$
Discount rate	(1,807)	2,033
Employee turnover rate	(237)	265

Sensitivity relates to an increase/decrease of 100 basis points
.

17.6

Executive compensation plan

The Company currently has a compensation plan with the purpose of motivating the Company’s executives and encouraging them to remain with the Company, by granting payments based on the change in the price of SQM’s shares. There is a partial payment of the share benefit program in the event of termination of the contract for causes other than the resignation and application of Article 160 of the Labor Code.

(a)

Plan characteristics

This compensation plan is related to the Company’s performance through the SQM Series B share price (Santiago Stock Exchange).

(b)

Plan participants

A total of 30 Company executives are entitled to this plan, provided that they continue to work for the Company through to the end of 2020. The payment dates, if applicable, will be during the first quarter of 2021.

(c)

Compensation

The compensation payable to each executive is calculated by multiplying:

a)
The average price of Series B shares on the Santiago Stock Exchange during the fourth quarter of 2020, at its equivalent amount in dollars (with a maximum amount or limit amount of US$ 54 per share), multiplied

b)	By a number equal to the quantity of shares that have been individually assigned to each executive included in the plan.

This compensation plan was approved by the Company’s Board of Directors and its application started on January 1. 2017.

The effect of the plan considers 427,652 shares reflected as a cost of ThUS$ 806 in the results for the period ending December 31, 2019. As of December 31, 2018, the effect of the plan was 476,302 shares, equal to ThUS$ 3,754 recognized as a provision reflected against profit or loss for 2018.

Executed shares during 2019 were 83,609.